Building for
the FUTURE

committed to our investors

invested in our communities

dedicated to our people

AFL-CIO HOUSING INVESTMENT TRUST

union jobs • competitive returns • affordable housing

aflcio-hit.com	@aflciohit

STEPHEN COYLE	RICHARD RAVITCH
Chief Executive Officer	Chairman

Investors should consider HIT’s investment objectives, risks, charges and expenses carefully before investing. This and other information is in HIT’s prospectus, available at aflcio-hit.com or by calling 202-331-8055.The prospectus should be read carefully before investing.